Summary of Business and Significant Accounting Policies - Treasury Share Retirement (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Treasury stock retired (in shares)	4,000,000.0
Treasury stock (in shares)		0	4,041,223
Treasury stock retired		$ (195)
Retained Earnings/(Accumulated Deficit)
Class of Stock [Line Items]
Treasury stock retired		77,044
Common Stock [Member]
Class of Stock [Line Items]
Treasury stock retired		100
Preferred Stock
Class of Stock [Line Items]
Treasury stock retired		$ 200